SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Stock split) (Details)	Dec. 31, 2016 $ / shares shares	Oct. 27, 2016 shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 ¥ / shares shares	Nov. 30, 2014 shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ordinary shares, share authorized	10,000,000,000	10,000,000,000	10,000,000,000	600,000,000	100,000,000
Ordinary shares, shares issued			600,000,000	600,000,000	100,000,000
Ordinary shares, par value (in dollars per share) | (per share)	$ 0.0001		$ 0.0001	¥ 1.00